ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 4.0%
31,108	Boeing Company (The)(a)	$ 6,463,620
12,989	Lockheed Martin Corporation, Class B	7,289,817
		13,753,437
	AUTOMOTIVE - 2.2%
529,982	Ford Motor Company	7,387,949

	BANKING - 2.4%
22,883	JPMorgan Chase & Company	8,146,806

	BIOTECH & PHARMA - 7.4%
6,792	Eli Lilly & Company	7,856,510
34,658	Johnson & Johnson	9,213,829
289,071	Pfizer, Inc.	8,226,961
		25,297,300
	CHEMICALS - 2.6%
118,089	Nutrien Ltd.	8,919,262

	COMMERCIAL SUPPORT SERVICES - 2.2%
33,619	Waste Management, Inc.	7,359,871

	DIVERSIFIED INDUSTRIALS - 2.2%
43,916	3M Company	7,546,086

	E-COMMERCE DISCRETIONARY - 2.3%
30,271	Amazon.com, Inc.(a)	7,863,498

	ELECTRIC UTILITIES - 2.2%
62,465	Duke Energy Corporation	7,490,178

	GAS & WATER UTILITIES - 2.3%
56,590	American Water Works Company, Inc.	7,822,436

	HEALTH CARE FACILITIES & SERVICES - 5.0%
92,728	CVS Health Corporation	8,708,086

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.0% (Continued)
21,275	UnitedHealth Group, Inc.	$ 8,284,698
		16,992,784
	HOME CONSTRUCTION - 2.2%
105,488	Masco Corporation	7,612,014

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
27,415	CME Group, Inc.	7,826,983

	INSURANCE - 4.6%
14,716	Berkshire Hathaway, Inc., B(a)	7,417,305
24,072	Chubb Ltd.	8,150,779
		15,568,084
	INTERNET MEDIA & SERVICES - 4.2%
22,332	Alphabet, Inc., Class A	7,578,364
11,632	Meta Platforms, Inc., A	6,657,459
		14,235,823
	METALS & MINING - 5.3%
125,850	Freeport-McMoRan, Inc.	9,531,879
65,342	Newmont Corporation	8,237,013
		17,768,892
	OIL & GAS PRODUCERS - 9.8%
229,599	Enterprise Products Partners, L.P.	8,913,033
58,197	ExxonMobil Holdings Corporation	9,366,807
40,542	Marathon Petroleum Corporation	15,135,140
		33,414,980
	RETAIL - CONSUMER STAPLES - 2.2%
7,815	Costco Wholesale Corporation	7,376,500

	RETAIL - DISCRETIONARY - 1.9%
19,629	Home Depot, Inc. (The)	6,434,975

	SEMICONDUCTORS - 4.8%
183,651	Intel Corporation(a)	16,438,601

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 8.4%
15,653	Microsoft Corporation	$ 7,940,610
37,598	Oracle Corporation	5,606,614
38,924	Palo Alto Networks, Inc.(a)	14,874,028
		28,421,252
	TECHNOLOGY HARDWARE - 2.7%
28,514	Apple, Inc.	9,034,661

	TECHNOLOGY SERVICES - 6.4%
27,763	Automatic Data Processing, Inc.	7,944,660
23,821	International Business Machines Corporation	5,571,017
21,635	Visa, Inc., A	8,207,670
		21,723,347
	TELECOMMUNICATIONS - 2.7%
183,143	Verizon Communications, Inc.	9,160,813

	TRANSPORTATION & LOGISTICS - 5.2%
105,871	Delta Air Lines, Inc.	8,257,939
23,696	FedEx Corporation	7,758,070
11,791	Fedex Freight Holding Company, Inc.(a)	1,576,928
		17,592,937
	WHOLESALE - CONSUMER STAPLES - 2.3%
98,159	Sysco Corporation	7,958,732

	TOTAL COMMON STOCKS (Cost $279,635,941)	339,148,201

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Fair Value

	TOTAL INVESTMENTS - 99.8% (Cost $279,635,941)	$ 339,148,201
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	799,843
	NET ASSETS - 100.0%	$ 339,948,044

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.